Investment in and advances to GLDH (Tables)	3 Months Ended	12 Months Ended
	Oct. 31, 2019	Jul. 31, 2018
Investments [Abstract]
Schedule of total investment
	31 October 2019	31 July 2019

Note receivable	$7,373,036	$5,200,000
Share issuances	2,752,782	-
Interest income accrued on the Note	260,000	693,333
Advances for working capital	512,506	666,876
Lease Assignment Agreement payment	-	783,765
Foreign exchange	-	29,062

Total	$10,898,324	$7,373,036

31 July 2019

Note receivable	$5,200,000
Interest income accrued on the Note	693,333
Advances for working capital	666,876
Lease Assignment Agreement payment	783,765
Foreign exchange	29,062

Total	$7,373,036